Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Company's Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 54,951	$ 53,229
Repayment	(146,509)	(49,867)
Proceeds	156,768	53,471
Total cash flow	10,259	3,604
Acquisitions	47,471	0
Amortization of finance costs	277	242
Interest accretion on balances of purchase payable	823	835
Impacts of foreign exchange	(1,237)	(1,061)
Forgiveness of PPP loan	(5,868)	(1,898)
Reclassification Credit Facility (note 10)	0	0
Reclassification other long-term debt	0	0
Total non cash	41,466	(1,882)
Ending balance	106,676	54,951
Current portion of long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	35,134	1,143
Repayment	(42,590)	0
Proceeds	0	0
Total cash flow	(42,590)	0
Acquisitions	38,584	0
Amortization of finance costs	0	0
Interest accretion on balances of purchase payable	0	0
Impacts of foreign exchange	(9)	270
Reclassification Credit Facility (note 10)	0	31,023
Reclassification other long-term debt	(11,803)	2,698
Total non cash	26,772	33,991
Ending balance	19,316	35,134
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,817	52,086
Repayment	(103,919)	(49,867)
Proceeds	156,768	53,471
Total cash flow	52,849	3,604
Acquisitions	8,887	0
Amortization of finance costs	277	242
Interest accretion on balances of purchase payable	823	835
Impacts of foreign exchange	(1,228)	(1,331)
Forgiveness of PPP loan	(5,868)	(1,898)
Reclassification Credit Facility (note 10)	0	(31,023)
Reclassification other long-term debt	11,803	(2,698)
Total non cash	14,694	(35,873)
Ending balance	$ 87,360	$ 19,817